Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	$ 56,098	$ 53,780	$ 51,445
UK
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	9,011	10,340	11,057
Hong Kong
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	18,449	17,162	14,992
US
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	4,471	4,379	4,573
France
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	1,942	1,898	2,203
Other Countries
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	$ 22,225	$ 20,001	$ 18,620